Document and Entity Information	Aug. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2020
Entity Registrant Name	NUTANIX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37883
Entity Tax Identification Number	27-0989767
Entity Address, Address Line One	1740 Technology Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	216-8360
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001618732
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	NTNX
Security Exchange Name	NASDAQ